Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Capital Stock [Member]	Surplus [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total	Cumulative Effect, Period of Adoption, Adjustment [Member] Undivided Profits [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Capital Stock [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Surplus [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Undivided Profits [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Treasury Stock [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Balance at Dec. 31, 2021	$ 20,046	$ 256,661	$ 349,056	$ 12,147	$ (36,782)	$ 601,128
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]							ASU 2016-13 [Member]				ASU 2016-13 [Member]
Net income	0	0	75,234	0	0	75,234
Change in other comprehensive income (loss), net of tax	0	0	0	(39,341)	0	(39,341)
Exercise of stock option, net of repurchases	12	417	0	0	0	429
Cash dividend declared	0	0	(26,989)	0	0	(26,989)
Purchase of treasury stock	0	0	0	0	(7,004)	(7,004)
Balance at Dec. 31, 2022	20,058	257,078	393,831	(27,194)	(43,786)	599,987	$ (3,470)	$ (3,470)	$ 20,046	$ 256,661	$ 345,586	$ 12,147	$ (36,782)	$ 597,658
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	58,646	0	0	58,646
Change in other comprehensive income (loss), net of tax	0	0	0	13,957	0	13,957
Cash dividend declared	0	0	(27,408)	0	0	(27,408)
Purchase of treasury stock	0	0	0	0	0	0
Sale of treasury stock	0	0	0	0	0	0
Stock based compensation expense	0	103	0	0	0	103
Balance at Dec. 31, 2023	20,058	257,181	425,069	(13,237)	(43,786)	645,285
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	48,833	0	0	48,833
Change in other comprehensive income (loss), net of tax	0	0	0	9,376	0	9,376
Exercise of stock option, net of repurchases	30	982	0	0	(958)	54
Restricted stock vesting, net of repurchase	9	(9)	0	0	(152)	(152)
Cash dividend declared	0	0	(27,399)	0	0	(27,399)
Purchase of treasury stock	0	0	0	0	(374)	(374)
Stock based compensation expense	0	720	0	0	0	720
Balance at Dec. 31, 2024	$ 20,097	$ 258,874	$ 446,503	$ (3,861)	$ (45,270)	$ 676,343